Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K promulgated by the SEC, the Company is providing information about the relationship between executive compensation actually paid (“CAP”) to our Principal Executive Officers and the other NEOs (as calculated in accordance with 402(v) of Regulation S-K) and certain financial performance measures.

For additional information on the Company’s compensation programs and philosophy and how the Company designs its compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis – Compensation Objectives” on page 28.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO Mr. Loeillot	CAP to PEO Mr. Loeillot (1)(2)	Summary Compensation Table Total for PEO Mr. Hunt	CAP to PEO Mr. Hunt (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs (3)(4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (Loss) (in millions)(7)	Adjusted Revenue (in millions)(8)
2025	$6,114,771	$8,693,067	N/A	N/A	$2,496,139	$3,137,212	$85.51	$124.75	$49	$717
2024	$7,184,359	$5,125,639	$20,304,850	$921,139	$2,239,292	$1,089,794	$155.61	$113.84	$(26)	$635
2023	N/A	N/A	$7,929,275	$8,199,283	$2,783,824	$2,838,303	$194.38	$115.42	$42	$633
2022	N/A	N/A	$7,713,930	$(14,037,928)	$2,030,204	$373,690	$183.04	$111.27	$186	$823
2021	N/A	N/A	$7,765,070	$28,761,887	$1,903,210	$3,095,727	$286.31	$124.89	$128	$667
(1)
For fiscal years 2021 through 2023, Mr. Hunt was the PEO. For 2024, Mr. Hunt served as PEO until August 31, 2024 and Mr. Loeillot served as PEO beginning on September 1, 2024. For 2025, Mr. Loeillot was the PEO.
(2)
The amounts reported represent CAP calculated in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to the PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table (“SCT”) for each year to calculate compensation actually paid:

	2025	2024 (Loeillot)	2024 (Hunt)	2023	2022	2021
Total Compensation from SCT	$6,114,771	$7,184,359	$20,304,850	$7,929,275	$7,713,930	$7,765,070
Adjustments for stock and option awards:
Less value of stock options and awards per SCT	(4,470,479)	(6,034,734)	(18,913,711)	(7,044,275)	(6,123,490)	(5,663,515)
Plus year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	5,350,706	5,263,849	5,112,360	5,286,030	5,089,051	5,871,874
Plus year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	1,689,992	(1,022,566)	(5,107,473)	1,518,601	(16,700,137)	18,454,854
Plus fair value as of vesting date of equity awards granted and vested in the covered fiscal year	—	—	—	—	—	—
Plus year over year change in fair value of equity awards granted in prior years that vested in the covered fiscal year	8,077	(265,269)	(84,234)	509,652	(4,017,282)	2,333,604
Less prior year-end fair value for any equity awards forfeited in the covered fiscal year	—	—	(390,653)	—	—	—
Total CAP	$8,693,067	$5,125,639	$921,139	$8,199,283	$(14,037,928)	$28,761,887

(3)
For the fiscal years 2021 through 2025, our non-PEO NEOs were:
i.
2025: Messrs. Garland, Bylund, Kuriyel and Douglass
ii.
2024: Messrs. Garland, Bylund and Kuriyel and Ms. Gebski
iii.
2023: Messrs. Loeillot, Snodgres, Bylund and Kuriyel and Ms. Gebski
iv.
2022 and 2021: Messrs. Snodgres, Bylund and Kuriyel and Ms. Gebski
(4)
The amounts reported represent the average CAP to the Non-PEO NEOs as a group, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid:

	2025	2024	2023	2022	2021
Total Compensation from SCT	$2,496,139	$2,239,292	$2,783,824	$2,030,204	$1,903,210
Adjustments for stock and option awards:
Less value of stock options and awards per SCT	(1,684,902)	(1,473,458)	(2,208,580)	(1,293,539)	(1,158,499)
Plus year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	1,949,635	1,003,993	1,898,736	972,047	1,240,869
Plus year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	354,070	(522,318)	61,717	(895,955)	923,948
Plus fair value as of vesting date of equity awards granted and vested in the covered fiscal year	—	—	—	—	—
Plus year over year change in fair value of equity awards granted in prior years that vested in the covered fiscal year	121,085	(105,501)	29,510	(426,369)	186,199
Less prior year-end fair value for any equity awards forfeited in the covered fiscal year	(98,815)	(52,214)	273,096	(12,698)	—
Total CAP	$3,137,212	$1,089,794	$2,838,303	$373,690	$3,095,727
(5)
Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index, a published industry index.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable fiscal year.
(8)
Adjusted revenue is a non-GAAP measure that is defined as the Company’s total consolidated revenue as reported under U.S. generally accepted accounting principles (“GAAP”) adjusted to reflect the impact of acquisitions and the change in foreign exchange rates. While the Company considers numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, the Company considers adjusted revenue, which is one of the Corporate Objectives (along with adjusted EPS) used to determine annual cash incentive compensation paid to the NEOs for fiscal year 2025, to be the most important financial performance measure used to link compensation actually paid to Company performance for fiscal year 2025. In 2025, the total as-reported consolidated revenue of $738 million was adjusted unfavorably by $21 million, resulting in adjusted revenue of $717 million. In 2024, the total as-reported consolidated revenue of $634 million was adjusted favorably by $1 million, resulting in adjusted revenue of $635 million. In 2023, the total as-reported consolidated revenue of $639 million was adjusted unfavorably by $6 million, resulting in adjusted revenue of $633 million. In 2022, the total as-reported consolidated revenue of $802 million was adjusted favorably by $21 million, resulting in adjusted revenue of $823 million. In 2021, the total as-reported consolidated revenue of $671 million was adjusted unfavorably by $4 million, resulting in adjusted revenue of $667 million.

Company Selected Measure Name			Adjusted Revenue
Named Executive Officers, Footnote			i. 2025: Messrs. Garland, Bylund, Kuriyel and Douglass	ii. 2024: Messrs. Garland, Bylund and Kuriyel and Ms. Gebski	iii. 2023: Messrs. Loeillot, Snodgres, Bylund and Kuriyel and Ms. Gebski	iv. 2022 and 2021: Messrs. Snodgres, Bylund and Kuriyel and Ms. Gebski	iv. 2022 and 2021: Messrs. Snodgres, Bylund and Kuriyel and Ms. Gebski
Peer Group Issuers, Footnote			Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index, a published industry index.
PEO Total Compensation Amount			$ 6,114,771		$ 7,929,275	$ 7,713,930	$ 7,765,070
PEO Actually Paid Compensation Amount			$ 8,693,067		8,199,283	(14,037,928)	28,761,887
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported represent CAP calculated in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to the PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table (“SCT”) for each year to calculate compensation actually paid:

	2025	2024 (Loeillot)	2024 (Hunt)	2023	2022	2021
Total Compensation from SCT	$6,114,771	$7,184,359	$20,304,850	$7,929,275	$7,713,930	$7,765,070
Adjustments for stock and option awards:
Less value of stock options and awards per SCT	(4,470,479)	(6,034,734)	(18,913,711)	(7,044,275)	(6,123,490)	(5,663,515)
Plus year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	5,350,706	5,263,849	5,112,360	5,286,030	5,089,051	5,871,874
Plus year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	1,689,992	(1,022,566)	(5,107,473)	1,518,601	(16,700,137)	18,454,854
Plus fair value as of vesting date of equity awards granted and vested in the covered fiscal year	—	—	—	—	—	—
Plus year over year change in fair value of equity awards granted in prior years that vested in the covered fiscal year	8,077	(265,269)	(84,234)	509,652	(4,017,282)	2,333,604
Less prior year-end fair value for any equity awards forfeited in the covered fiscal year	—	—	(390,653)	—	—	—
Total CAP	$8,693,067	$5,125,639	$921,139	$8,199,283	$(14,037,928)	$28,761,887

(3)
For the fiscal years 2021 through 2025, our non-PEO NEOs were:
i.
2025: Messrs. Garland, Bylund, Kuriyel and Douglass
ii.
2024: Messrs. Garland, Bylund and Kuriyel and Ms. Gebski
iii.
2023: Messrs. Loeillot, Snodgres, Bylund and Kuriyel and Ms. Gebski
iv.
2022 and 2021: Messrs. Snodgres, Bylund and Kuriyel and Ms. Gebski

Non-PEO NEO Average Total Compensation Amount			$ 2,496,139	$ 2,239,292	2,783,824	2,030,204	1,903,210
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,137,212	1,089,794	2,838,303	373,690	3,095,727
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported represent the average CAP to the Non-PEO NEOs as a group, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid:

	2025	2024	2023	2022	2021
Total Compensation from SCT	$2,496,139	$2,239,292	$2,783,824	$2,030,204	$1,903,210
Adjustments for stock and option awards:
Less value of stock options and awards per SCT	(1,684,902)	(1,473,458)	(2,208,580)	(1,293,539)	(1,158,499)
Plus year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	1,949,635	1,003,993	1,898,736	972,047	1,240,869
Plus year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	354,070	(522,318)	61,717	(895,955)	923,948
Plus fair value as of vesting date of equity awards granted and vested in the covered fiscal year	—	—	—	—	—
Plus year over year change in fair value of equity awards granted in prior years that vested in the covered fiscal year	121,085	(105,501)	29,510	(426,369)	186,199
Less prior year-end fair value for any equity awards forfeited in the covered fiscal year	(98,815)	(52,214)	273,096	(12,698)	—
Total CAP	$3,137,212	$1,089,794	$2,838,303	$373,690	$3,095,727

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The graph below describes the relationship between compensation actually paid to the PEOs and the average compensation actually paid to the Company’s other NEOs to the Company’s TSR over the five-year period from December 31, 2020 to December 31, 2025, assuming an initial investment of $100 on December 31, 2020. As the graph shows, this relationship is generally aligned in large part because a significant portion of the compensation actually paid to the Company’s NEOs is in the form of equity awards, the value of which is impacted by the stock price changes.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The graph below shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to the Company’s other NEOs to the Company’s net income (loss) for the five years presented in the Pay Versus Performance Table. The Company does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Revenue

The graph below shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to the Company’s other NEOs to the Company’s adjusted revenue for the five years presented in the Pay Versus Performance Table. As described above, adjusted revenue is defined as the Company’s total consolidated revenue as reported under GAAP, adjusted to reflect the impact of acquisitions and foreign currency. While the Company uses numerous financial and non-financial performance measures in its compensation programs, the Company has determined that adjusted revenue is the most important performance measure used to link compensation actually paid to the Company’s NEOs for fiscal year 2025 to Company performance. The Company uses adjusted revenue (along with adjusted EPS, both of which are weighted equally) as one of the Corporate Objectives in the Company’s short-term incentive compensation program.

Total Shareholder Return Vs Peer Group

Total Shareholder Return

The graph below describes the relationship between Repligen Corporation’s (Nasdaq: RGEN) TSR and the TSR for the Nasdaq Biotechnology index:

Assumes a $100 investment on December 31, 2020 in stock or index, including reinvestment of dividends.

Tabular List, Table

Tabular List of Performance Measures

The following table includes financial performance measures that the Company has determined are its most important financial performance measures for 2025 and how they were used in relation to executive compensation:

Financial Measure	Application in Most Recently Completed Fiscal Year’s Compensation
Adjusted Revenue	Annual Cash Incentive Compensation – Corporate Objectives
Adjusted EPS	Annual Cash Incentive Compensation – Corporate Objectives
Base Organic Revenue Growth	Long-term Incentive Plan – PSU Portion (3-year goal)
Adjusted ROIC	Long-term Incentive Plan – PSU Portion (3-year goal)

Total Shareholder Return Amount			$ 85.51	155.61	194.38	183.04	286.31
Peer Group Total Shareholder Return Amount			124.75	113.84	115.42	111.27	124.89
Net Income (Loss)			$ 49,000,000	$ (26,000,000)	$ 42,000,000	$ 186,000,000	$ 128,000,000
Company Selected Measure Amount			717,000,000	635,000,000	633,000,000	823,000,000	667,000,000
PEO Name	Mr. Loeillot	Mr. Hunt	Mr. Loeillot		Mr. Hunt	Mr. Hunt	Mr. Hunt
Additional 402(v) Disclosure

Description of Relationship Between Compensation Actually Paid and Selected Performance Metrics

			As described above in the section titled “Compensation and Discussion Analysis – Compensation Objectives” on page 28, the Company’s compensation program is designed to attract and retain high-performing talent in the bioprocessing industry, motivate the Company’s executive officers to create long-term, enhanced shareholder value and provide a fair reward for robust effort. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay Versus Performance Table above. Moreover, the Company calculates compensation to the PEO and non-PEO NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation. In addition for the years presented in the tables above, the Board and the Compensation Committee did not use TSR or net income as performance measures when making pay compensation decisions. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay Versus Performance Table.
Total Company Selected Measure Amount			$ 738,000,000	$ 634,000,000	$ 639,000,000	$ 802,000,000	$ 671,000,000
Impact on Consolidated Revenue			$ 21,000,000	1,000,000	6,000,000	21,000,000	4,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Base Organic Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted ROIC
Tony J. Hunt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 20,304,850		20,304,850	7,929,275	7,713,930	7,765,070
PEO Actually Paid Compensation Amount				921,139	8,199,283	(14,037,928)	28,761,887
Olivier Loeillot [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,184,359		$ 6,114,771	7,184,359
PEO Actually Paid Compensation Amount			8,693,067	5,125,639
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,470,479)		(7,044,275)	(6,123,490)	(5,663,515)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,350,706		5,286,030	5,089,051	5,871,874
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,689,992		1,518,601	(16,700,137)	18,454,854
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,077		509,652	(4,017,282)	2,333,604
PEO | Tony J. Hunt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(18,913,711)
PEO | Tony J. Hunt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,112,360
PEO | Tony J. Hunt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,107,473)
PEO | Tony J. Hunt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(84,234)
PEO | Tony J. Hunt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(390,653)
PEO | Olivier Loeillot [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,034,734)
PEO | Olivier Loeillot [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,263,849
PEO | Olivier Loeillot [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,022,566)
PEO | Olivier Loeillot [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(265,269)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,684,902)	(1,473,458)	(2,208,580)	(1,293,539)	(1,158,499)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,949,635	1,003,993	1,898,736	972,047	1,240,869
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			354,070	(522,318)	61,717	(895,955)	923,948
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			121,085	(105,501)	29,510	(426,369)	$ 186,199
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (98,815)	$ (52,214)	$ 273,096	$ (12,698)